Pension and Other Postretirement Benefits - Assumptions Used in Determining Benefit Obligations and Net Periodic Pension Costs (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Health care cost trend rate for next year	5.60%	5.65%	5.70%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.00%	4.00%	4.50%
Year that the rate reaches the ultimate trend rate	2047	2046	2037
U.S. | Pension Benefits
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.21%	2.58%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	2.67%	2.67%	3.11%
Expected long-term return on plan assets	5.75%	5.75%	6.50%
Rate of compensation increase		6.00%	6.00%
U.S. | Other Postretirement Benefits
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.14%	2.45%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	2.45%	1.90%	2.99%
Foreign | Pension Benefits
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	6.29%	1.71%
Rate of compensation increase	3.93%	2.21%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.97%	1.38%	2.30%
Expected long-term return on plan assets	2.26%	2.06%	2.20%
Rate of compensation increase	3.21%	2.52%	2.79%